UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alerian Capital Management LLC
Address: 2100 McKinney Avenue, 18th Floor
         Dallas, TX  75201

13F File Number:  028-12829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Levy
Title:     Chief Financial Officer
Phone:     212-332-7811

Signature, Place, and Date of Signing:

      /s/ Richard Levy     New York, NY     July 29, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $52,227 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103     3648    93400 SH       SOLE                    93400        0        0
AURORA OIL & GAS CORP          COM              052036100     1730  4022139 SH       SOLE                  4022139        0        0
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101     2011    96986 SH       SOLE                    96986        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      735    16900 SH       SOLE                    16900        0        0
INERGY L P                     UNIT LTD PTNR    456615103     7578   291243 SH       SOLE                   291243        0        0
LINN ENERGY LLC                UNIT LTD LIAB    536020100    27220  1095383 SH       SOLE                  1095383        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106      527    14800 SH       SOLE                    14800        0        0
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN   570759100      891    24995 SH       SOLE                    24995        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     7887   174850 SH       SOLE                   174850        0        0